Provisions - Termination Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Roll Forward]
Provision for post-employment plans at beginning of period	€ 785	€ 1,215
Additions	249	73
Retirements/amount applied	(409)	(456)
Transfers		(14)
Translation differences, hyperinflation adjustments and accretion	3	(33)
Provision for post-employment plans at end of period	€ 628	€ 785